OTHER LIABILITIES, INCLUDING EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities, Including Employee Benefits [Abstract]
Additional information regarding other liabilities
Information regarding other liabilities follows:

	December 31,
	2015	2014
Pension, postretirement, postemployment and other employment benefits[a]	$1,260	$1,430
Provision for tax positions	152	157
Legal matters	77	63
Insurance claim reserves	59	56
Other	93	140
Total other liabilities	$1,641	$1,846

a.	Refer to Note 7 for current portion.

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
Included in accumulated other comprehensive loss are the following amounts that have not been recognized in net periodic pension cost as of December 31:

	2015		2014
	Before Taxes	After Taxes and Noncontrolling Interests	Before Taxes	After Taxes and Noncontrolling Interests
Prior service costs	$23	$12	$28	$15
Net actuarial loss	697	426	749	456
	$720	$438	$777	$471

Schedule of defined benefit plans disclosure
FCX uses a measurement date of December 31 for its plans. Information for those plans where the accumulated benefit obligations exceed the fair value of plan assets follows:

	December 31,
	2015	2014
Projected benefit obligation	$2,139	$2,221
Accumulated benefit obligation	2,037	2,090
Fair value of plan assets	1,399	1,433

Information on the FCX (including FMC’s plans and FCX’s SERP plans) and PT-FI plans as of December 31 follows:

	FCX		PT-FI
	2015	2014	2015	2014
Change in benefit obligation:
Benefit obligation at beginning
of year	$2,179	$1,871	$318	$259
Service cost	36	30	26	22
Interest cost	87	92	23	23
Actuarial (gains) losses	(118)	278	(7)	30
Foreign exchange gains	(2)	(2)	(32)	(7)
Special retirement benefits[a]	22	—	—	—
Benefits paid	(100)	(90)	(10)	(9)
Benefit obligation at end of year	2,104	2,179	318	318

Change in plan assets:
Fair value of plan assets at
beginning of year	1,416	1,350	185	124
Actual return on plan assets	(26)	151	6	20
Employer contributions[b]	90	6	42	55
Foreign exchange losses	(1)	(1)	(19)	(5)
Benefits paid	(100)	(90)	(10)	(9)
Fair value of plan assets at end
of year	1,379	1,416	204	185
Funded status	$(725)	$(763)	$(114)	$(133)

Accumulated benefit obligation	$2,001	$2,048	$175	$168

Weighted-average assumptions
used to determine benefit obligations:
Discount rate	4.60%	4.10%	9.00%	8.25%
Rate of compensation increase	3.25%	3.25%	9.40%	9.00%

Balance sheet classification of
funded status:
Other assets	$8	$8	$—	$—
Accounts payable and
accrued liabilities	(35)	(4)	—	—
Other liabilities	(698)	(767)	(114)	(133)
Total	$(725)	$(763)	$(114)	$(133)

a.	Resulted from revised mine operating plans and reductions in the workforce (refer to Note 5 for further discussion).

b.
Employer contributions for 2016 are expected to approximate $38 million for the FCX plans and $38 million for the PT-FI plan (based on a December 31, 2015, exchange rate of 13,726 Indonesian rupiah to one U.S. dollar).

The weighted-average assumptions used to determine net periodic benefit cost and the components of net periodic benefit cost for FCX’s pension plans for the years ended December 31 follow:

	2015	2014	2013
Weighted-average assumptions:[a]
Discount rate	4.10%	5.00%	4.10%
Expected return on plan assets	7.25%	7.50%	7.50%
Rate of compensation increase	3.25%	3.75%	3.75%

Service cost	$36	$30	$30
Interest cost	87	92	77
Expected return on plan assets	(102)	(98)	(95)
Amortization of prior service credit	—	(1)	—
Amortization of net actuarial losses	45	28	38
Special retirement benefits	22	—	—
Net periodic benefit cost	$88	$51	$50

a.	The assumptions shown relate only to the FMC plans.

The weighted-average assumptions used to determine net periodic benefit cost and the components of net periodic benefit cost for PT-FI’s pension plan for the years ended December 31 follow:

	2015	2014	2013
Weighted-average assumptions:
Discount rate	8.25%	9.00%	6.25%
Expected return on plan assets	7.75%	7.75%	7.50%
Rate of compensation increase	9.00%	9.00%	8.00%

Service cost	$26	$22	$20
Interest cost	23	23	14
Expected return on plan assets	(14)	(10)	(10)
Amortization of prior service cost	3	3	—
Amortization of net actuarial loss	6	8	8
Net periodic benefit cost	$44	$46	$32

The expected benefit payments for FCX’s and PT-FI’s pension plans follow:

	FCX	PT-FIa
2016	$155	$20
2017	140	12
2018	110	22
2019	113	28
2020	115	37
2021 through 2025	610	264

a.	Based on a December 31, 2015, exchange rate of 13,726 Indonesian rupiah to one U.S. dollar.

Schedule of fair value of financial assets for pension and postretirement benefits
A summary of the fair value hierarchy for pension plan assets associated with the FCX plans follows:

	Fair Value at December 31, 2015
	Total	Level 1	Level 2	Level 3
Commingled/collective funds:
Global equity	$399	$—	$399	$—
Fixed income securities	129	—	129	—
Global fixed income securities	101	—	101	—
Real estate property	66	—	—	66
Emerging markets equity	60	—	60	—
U.S. small-cap equity	56	—	56	—
International small-cap equity	56	—	56	—
U.S. real estate securities	55	—	55	—
Short-term investments	25	—	25	—
Fixed income:
Government bonds	215	—	215	—
Corporate bonds	145	—	145	—
Private equity investments	31	—	—	31
Other investments	39	1	38	—
Total investments	1,377	$1	$1,279	$97

Cash and receivables	6
Payables	(4)
Total pension plan net assets	$1,379

	Fair Value at December 31, 2014
	Total	Level 1	Level 2	Level 3
Commingled/collective funds:
Global equity	$487	$—	$487	$—
Global fixed income securities	106	—	106	—
Fixed income securities	99	—	99	—
U.S. small-cap equity	69	—	69	—
U.S. real estate securities	54	—	54	—
Real estate property	54	—	—	54
Short-term investments	8	—	8	—
Open-ended mutual funds:
Emerging markets equity	38	38	—	—
Mutual funds:
Emerging markets equity	25	25	—	—
Fixed income:
Government bonds	244	—	244	—
Corporate bonds	148	—	148	—
Private equity investments	39	—	—	39
Other investments	35	—	35	—
Total investments	1,406	$63	$1,250	$93

Cash and receivables	19
Payables	(9)
Total pension plan net assets	$1,416

A summary of the fair value hierarchy for pension plan assets associated with the PT-FI plan follows:

	Fair Value at December 31, 2015
	Total	Level 1	Level 2	Level 3
Common stocks	$43	$43	$—	$—
Government bonds	41	41	—	—
Mutual funds	12	12	—	—
Total investments	96	$96	$—	$—

Cash and receivables[a]	108
Total pension plan net assets	$204

	Fair Value at December 31, 2014
	Total	Level 1	Level 2	Level 3
Common stocks	$43	$43	$—	$—
Government bonds	27	27	—	—
Mutual funds	14	14	—	—
Total investments	84	$84	$—	$—

Cash and receivables[a]	101
Total pension plan net assets	$185

a.	Cash consists primarily of short-term time deposits.

Summary of changes in the fair value of level 3 pension plan assets
A summary of changes in the fair value of FCX’s Level 3 pension plan assets for the years ended December 31 follows:

	Real Estate Property	Private Equity Investments	Total
Balance at January 1, 2014	$47	$43	$90
Actual return on plan assets:
Realized gains	2	—	2
Net unrealized gains (losses) related to
assets still held at the end of the year	6	(1)	5
Purchases	—	1	1
Sales	(1)	—	(1)
Settlements, net	—	(4)	(4)
Balance at December 31, 2014	54	39	93
Actual return on plan assets:
Realized gains	2	—	2
Net unrealized gains (losses) related to
assets still held at the end of the year	11	(5)	6
Purchases	—	1	1
Sales	(1)	—	(1)
Settlements, net	—	(4)	(4)
Balance at December 31, 2015	$66	$31	$97